CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Operating expenses:
General and administrative expenses (including share-based compensation of RMB6,283, RMB6,483 and RMB8258 for 2010, 2011 and 2012, respectively)	$ (16,084)	(100,204)	(93,950)	(84,110)	$ (1,426)	(8,881)	(10,775)	(10,223)
Loss from operations	14,634	91,189	62,939	82,040	(1,426)	(8,881)	(10,775)	(10,223)
Other income	221	1,376	1,003	572	86	534	547	572
Interest income	2,127	13,253	8,843	5,552	142	892	1,176	750
Interest expense				(5)				(5)
Investment loss	234	1,460	832	1,071	36	226	(201)
Equity in earnings of subsidiaries and VIE					7,254	45,200	26,074	48,223
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317